Trade Accounts Receivables (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Other Current Assets

Other current assets consist of the following:

	Year Ended December 31,
(U.S. Dollars in thousands)	2013	2012
Insurance claims for recoveries	—	$1,000
Refund of value added tax	312	—
Prepaid expenses	247	191
Current portion of deferred debt issuance cost	1,116	982
Deferred incremental costs of MLP offering	—	1,078
Other receivable	139	208

Total other current assets	$1,814	$3,459